Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.6%
35,122	BlackRock Floating Rate Income Strategies Fund, Inc.	$477,308
	TOTAL CLOSED-END FUNDS
	(Cost $445,487)	477,308
	COMMON STOCKS — 70.4%
	OTHER COMMON STOCKS — 17.9%
	COMMUNICATIONS — 0.3%
5,500	Verizon Communications, Inc.	276,485
	ENERGY — 4.4%
16,700	Baker Hughes Co.	389,778
28,900	DCP Midstream LP	760,937
17,700	Enbridge, Inc.[1]	664,458
29,473	Kinder Morgan, Inc.	455,653
29,900	NuStar Energy LP	418,600
28,200	Williams Cos., Inc.	755,478
		3,444,904
	UTILITIES — 13.2%
32,100	AES Corp.	750,498
1,400	Alliant Energy Corp.	76,706
12,510	American Electric Power Co., Inc.	1,013,936
7,702	Brookfield Infrastructure Corp. - Class A1	455,881
5,500	Brookfield Infrastructure Partners LP1	312,510
9,812	Brookfield Renewable Corp. - Class A1	363,338
20,900	CenterPoint Energy, Inc.	541,519
25,400	Clearway Energy, Inc. - Class A	877,062
4,600	CMS Energy Corp.	270,710
13,870	Dominion Energy, Inc.	987,544
2,547	DTE Energy Co.	275,942
4,700	Duke Energy Corp.	455,947
3,800	Entergy Corp.	381,292
3,400	FirstEnergy Corp.	128,044
9,700	NextEra Energy, Inc.	841,766
8,400	NRG Energy, Inc.	302,568
7,600	Sempra Energy	911,012
13,100	South Jersey Industries, Inc.	307,850
11,400	Southern Co.	696,540
17,400	Vistra Corp.	345,912
600	WEC Energy Group, Inc.	52,158
		10,348,735
	TOTAL OTHER COMMON STOCKS
	(Cost $12,137,411)	14,070,124
	REIT COMMON STOCKS — 52.5%

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 52.5%
11,712	Agree Realty Corp.	$791,263
2,100	Alexandria Real Estate Equities, Inc.	420,147
7,600	American Campus Communities, Inc.	393,224
2,500	American Tower Corp.	656,200
3,700	Americold Realty Trust	120,768
4,900	Apartment Income REIT Corp.	248,724
4,000	AvalonBay Communities, Inc.	955,480
18,047	Blackstone Mortgage Trust, Inc. - Class A	541,410
4,100	Boston Properties, Inc.	442,144
2,200	Brixmor Property Group, Inc.	50,028
12,899	Broadstone Net Lease, Inc.	322,475
4,778	Camden Property Trust	789,373
27,160	CareTrust REIT, Inc.	548,903
11,800	Chatham Lodging Trust	140,538
8,460	Community Healthcare Trust, Inc.	364,034
24,610	Corporate Office Properties Trust	631,492
11,000	Cousins Properties, Inc.	415,360
7,800	Crown Castle International Corp.	1,416,870
4,700	CubeSmart	253,424
4,100	DiamondRock Hospitality Co.	35,711
10,312	Digital Realty Trust, Inc.	1,729,735
28,000	Easterly Government Properties, Inc.	587,160
1,375	Equinix, Inc.	1,116,775
27,400	Essential Properties Realty Trust, Inc.	740,622
3,700	Essex Property Trust, Inc.	1,255,928
5,243	Extra Space Storage, Inc.	1,048,600
14,700	Getty Realty Corp.	448,791
6,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	381,096
32,613	Healthpeak Properties, Inc.	1,071,663
11,300	Highwoods Properties, Inc.	488,160
28,500	Host Hotels & Resorts, Inc.	447,450
27,000	Hudson Pacific Properties, Inc.	657,180
36,800	Independence Realty Trust, Inc.	901,600
16,500	Invitation Homes, Inc.	667,260
12,500	Kilroy Realty Corp.	806,625
34,004	Kimco Realty Corp.	762,370
19,500	Kite Realty Group Trust	392,340
5,100	Life Storage, Inc.	673,914
10,750	MGM Growth Properties LLC - Class A	393,557
2,700	Mid-America Apartment Communities, Inc.	556,875
15,737	National Retail Properties, Inc.	694,002
15,500	Pebblebrook Hotel Trust	324,725

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
18,300	Phillips Edison & Co., Inc.	$574,071
35,200	Physicians Realty Trust	627,616
6,900	PotlatchDeltic Corp.	373,566
16,301	Prologis, Inc.	2,457,376
4,800	Public Storage	1,571,424
6,700	Regency Centers Corp.	464,578
18,336	Retail Opportunity Investments Corp.	321,980
21,800	RLJ Lodging Trust	274,462
30,100	Sabra Health Care REIT, Inc.	389,193
9,700	Simon Property Group, Inc.	1,482,548
5,100	SL Green Realty Corp.	354,093
7,700	Spirit Realty Capital, Inc.	343,112
27,484	STAG Industrial, Inc.	1,197,753
21,000	Starwood Property Trust, Inc.	524,160
26,295	Summit Hotel Properties, Inc.	235,340
3,200	Sun Communities, Inc.	603,456
14,800	Sunstone Hotel Investors, Inc.	160,876
21,600	UDR, Inc.	1,225,368
10,300	Ventas, Inc.	483,276
17,600	VICI Properties, Inc.	478,720
17,064	Welltower, Inc.	1,358,636
1,800	Weyerhaeuser Co.	67,698
		41,253,298
	TOTAL REIT COMMON STOCKS
	(Cost $29,488,808)	41,253,298
	TOTAL COMMON STOCKS
	(Cost $41,626,219)	55,323,422

Principal Amount
	CORPORATE BONDS — 0.3%
	UTILITIES — 0.3%
$200,000	CenterPoint Energy, Inc. 6.125% (3-Month USD Libor+327 basis points)[2,3,4]	208,595
	TOTAL CORPORATE BONDS
	(Cost $200,000)	208,595

Number of Shares
	MASTER LIMITED PARTNERSHIPS — 9.5%
	ENERGY — 8.7%
126,252	Energy Transfer LP	1,063,042
54,584	Enterprise Products Partners LP	1,167,552
31,182	Genesis Energy LP	314,626

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
13,901	Magellan Midstream Partners LP	$644,729
46,972	MPLX LP	1,376,749
115,000	Plains All American Pipeline LP	1,069,500
16,656	Viper Energy Partners LP	359,103
44,400	Western Midstream Partners LP	853,812
		6,849,113
	UTILITIES — 0.8%
7,400	NextEra Energy Partners LP	629,370
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $5,976,669)	7,478,483
	PREFERRED STOCKS — 9.8%
	ENERGY — 0.4%
12,400	Energy Transfer LP, 7.625%[2,3,4]	300,700
	FINANCIAL — 8.0%
16,300	Agree Realty Corp., 4.250%[2,3]	385,658
19,898	American Homes 4 Rent, 5.875%[2,3]	504,414
10,177	Armada Hoffler Properties, Inc., 6.750%[2,3]	260,531
10,732	Centerspace, 6.625%2,3	275,813
10,200	Chatham Lodging Trust, 6.625%[2,3]	261,630
9,900	Digital Realty Trust, Inc., 5.200%[2,3]	263,835
8,980	EPR Properties, 5.750%[2,3]	224,680
14,900	Pebblebrook Hotel Trust, 5.700%[2,3]	364,007
17,513	Pebblebrook Hotel Trust, 6.375%[2,3]	432,921
14,600	Pebblebrook Hotel Trust, 6.375%[2,3]	370,840
10,561	PS Business Parks, Inc., 4.875%[2,3]	277,332
12,300	Public Storage, 4.000%[2,3]	301,965
18,800	Public Storage, 4.875%[2,3]	496,696
10,500	Rexford Industrial Realty, Inc., 5.625%[2,3]	276,360
14,800	Saul Centers, Inc., 6.000%[2,3]	403,152
12,800	Saul Centers, Inc., 6.125%[2,3]	327,296
10,800	Summit Hotel Properties, Inc., 6.250%[2,3]	271,307
15,400	Sunstone Hotel Investors, Inc., 6.125%[2,3]	391,776
8,900	Vornado Realty Trust, 5.250%[2,3]	228,641
		6,318,854
	UTILITIES — 1.4%
14,400	Brookfield Infrastructure Partners LP, 5.000%[1,2,3]	360,576
9,700	CMS Energy Corp., 5.875%, 10/15/2078[2]	259,766
7,200	Duke Energy Corp., 5.625%, 9/15/2078[2]	191,088

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	UTILITIES (Continued)
11,100	Sempra Energy, 5.750%, 7/1/2079[2]	$296,814
		1,108,244
	TOTAL PREFERRED STOCKS
	(Cost $7,401,343)	7,727,798

Principal Amount
	U.S. GOVERNMENT SECURITIES — 8.9%
	United States Treasury Inflation Indexed Bonds
$475,360	0.125%, 1/15/2023	495,267
589,360	0.375%, 7/15/2023	625,412
1,241,894	0.125%, 7/15/2024	1,333,303
1,455,250	2.375%, 1/15/2025	1,671,976
462,692	0.375%, 7/15/2025	505,757
634,947	0.625%, 1/15/2026	701,459
834,310	3.875%, 4/15/2029	1,171,311
317,283	2.125%, 2/15/2040	491,475
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $6,380,661)	6,995,960

Number of Shares
	SHORT-TERM INVESTMENTS — 0.5%
351,405	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[5]	351,405
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $351,405)	351,405
	TOTAL INVESTMENTS — 100.0%
	(Cost $62,381,784)	78,562,971
	Liabilities in Excess of Other Assets — (0.0)%	(31,181)
	TOTAL NET ASSETS — 100.0%	$78,531,790

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 16.1%
	BASIC MATERIALS — 0.8%
$300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[1]	$326,738
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2,3]	285,578
		612,316
	COMMUNICATIONS — 2.0%
300,000	AT&T, Inc. 4.500%, 5/15/2035[1]	346,396
327,000	Comcast Corp. 2.937%, 11/1/2056[1,2]	318,693
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[1]	288,996
300,000	ViacomCBS, Inc. 3.500%, 1/15/2025[1]	318,196
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	272,162
		1,544,443
	CONSUMER, CYCLICAL — 0.2%
133,135	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[2]	139,277
	CONSUMER, NON-CYCLICAL — 1.9%
300,000	Abbott Laboratories 4.750%, 4/15/2043[1]	392,229
165,620	CVS Pass-Through Trust 6.943%, 1/10/2030	197,049
250,000	Global Payments, Inc. 4.800%, 4/1/2026[1]	277,464
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,3]	588,682
		1,455,424
	ENERGY — 2.2%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	326,635
250,000	ONEOK, Inc. 4.000%, 7/13/2027[1]	270,987
200,000	Phillips 66 4.650%, 11/15/2034[1]	233,843
	Valero Energy Corp.
300,000	3.650%, 3/15/2025	320,912
250,000	4.350%, 6/1/2028[1]	275,570

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	$270,943
		1,698,890
	FINANCIAL — 6.7%
200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[1]	221,165
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1,3]	270,203
250,000	American Express Co. 2.500%, 8/1/2022[1]	253,126
132,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	144,428
200,000	Barclays PLC 4.375%, 1/12/2026[3]	219,005
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[1]	271,821
500,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[1]	508,107
300,000	Essex Portfolio LP 3.500%, 4/1/2025[1]	318,732
200,000	First American Financial Corp. 4.600%, 11/15/2024	218,699
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[1]	277,374
250,000	Healthcare Trust of America Holdings LP 3.750%, 7/1/2027[1]	272,956
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[1]	272,520
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	271,569
250,000	Kimco Realty Corp. 3.400%, 11/1/2022[1]	254,914
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[2]	262,506
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	276,378
200,000	Old Republic International Corp. 4.875%, 10/1/2024[1]	219,368
250,000	PNC Bank N.A. 2.450%, 7/28/2022[1]	252,917
250,000	Synchrony Bank 3.000%, 6/15/2022[1]	252,828
		5,038,616

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL — 1.8%
$250,000	General Dynamics Corp. 3.500%, 5/15/2025[1]	$267,963
250,000	Kansas City Southern 4.300%, 5/15/2043[1]	296,781
250,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.900%, 2/1/2024[1,2]	263,681
250,000	Textron, Inc. 4.000%, 3/15/2026[1]	272,038
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[1,3]	271,884
		1,372,347
	TECHNOLOGY — 0.2%
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[1]	111,354
	UTILITIES — 0.3%
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[1]	216,745
	TOTAL CORPORATE BONDS
	(Cost $11,053,852)	12,189,412

Number of Shares
	EXCHANGE-TRADED FUNDS — 56.7%
80,666	iShares Core S&P 500 ETF[4]	36,915,181
45,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,054,230
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $22,820,471)	42,969,411

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	PUT OPTIONS — 0.1%
120	CBOE Volatility Index Exercise Price: $25.00, Notional Amount: $300,000 Expiration Date: December 29, 2021	45,480
8	S&P 500 Index Exercise Price: $3,900.00, Notional Amount: $3,120,000 Expiration Date: January 31, 2022	30,600
	TOTAL PUT OPTIONS
	(Cost $71,667)	76,080
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $71,667)	76,080

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT SECURITIES — 4.5%
$3,400,000	United States Treasury Note 2.625%, 12/15/2021	$3,403,288
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,386,597)	3,403,288

Number of Shares
	SHORT-TERM INVESTMENTS — 21.7%
16,501,947	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[5]	16,501,947
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,501,947)	16,501,947
	TOTAL INVESTMENTS — 99.1%
	(Cost $53,834,534)	75,140,138
	Other Assets in Excess of Liabilities — 0.9%	694,911
	TOTAL NET ASSETS — 100.0%	$75,835,049

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	PUT OPTIONS — (0.1)%
(8)	S&P 500 Index Exercise Price: $4,350.00, Notional Amount: $(3,480,000) Expiration Date: January 31, 2022	(72,392)
	TOTAL PUT OPTIONS
	(Proceeds $67,111)	(72,392)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $67,111)	$(72,392)

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,596,370, which represents 2.1% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,576,300.
[5]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
38	E-mini S&P 500 Index	December 2021	$8,794,245	$8,675,875	$(118,370)

TOTAL FUTURES CONTRACTS			$8,794,245	$8,675,875	$(118,370)

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 89.7%
16,365	BlackRock Short Maturity Bond ETF	$818,250
35,077	iShares Core High Dividend ETF	3,321,090
60,576	iShares MSCI EAFE Min Vol Factor ETF	4,531,691
19,586	iShares MSCI Emerging Markets Min Vol Factor ETF	1,214,136
27,246	iShares MSCI Germany ETF	866,695
79,139	iShares MSCI USA Min Vol Factor ETF[1]	6,011,399
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,324,943)	16,763,261

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	PUT OPTIONS — 0.1%
30	CBOE Volatility Index Exercise Price: $25.00, Notional Amount: $75,000 Expiration Date: December 29, 2021	11,370
2	S&P 500 Index Exercise Price: $3,900.00, Notional Amount: $780,000 Expiration Date: January 31, 2022	7,650
	TOTAL PUT OPTIONS
	(Cost $17,917)	19,020
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $17,917)	19,020

Number of Shares
	SHORT-TERM INVESTMENTS — 10.3%
1,924,491	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[2]	1,924,491
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,924,491)	1,924,491

	TOTAL INVESTMENTS — 100.1%
	(Cost $13,267,351)	18,706,772
	Liabilities in Excess of Other Assets — (0.1)%	(17,045)
	TOTAL NET ASSETS — 100.0%	$18,689,727

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	PUT OPTIONS — (0.1)%
(2)	S&P 500 Index Exercise Price: $4,350.00, Notional Amount: $(870,000) Expiration Date: January 31, 2022	(18,098)
	TOTAL PUT OPTIONS
	(Proceeds $16,778)	(18,098)

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $16,778)	$(18,098)

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $759,600.
[2]	The rate is the annualized seven-day yield at period end.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
5	E-mini S&P 500 Index	December 2021	$1,159,240	$1,141,563	$(17,677)

TOTAL FUTURES CONTRACTS			$1,159,240	$1,141,563	$(17,677)